Allowance For Loan Losses (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015	Dec. 31, 2014	Mar. 31, 2014	Dec. 31, 2013
Allowance for loan losses:
Beginning balance	$ 15,605	$ 16,361	$ 16,361	$ 14,151
Charge-offs	(182)	(2,520)	(4,224)	(1,489)
Recoveries	614	55	775	1,326
Provision	1,505	1,223	2,693	2,373	$ 8,060
Ending balance	17,542	15,119	15,605	16,361	14,151
Collectively evaluated for impairment						$ 16,187	$ 14,970	$ 13,057	$ 11,852
Individually evaluated for impairment						433	468	1,889	4,335
Purchased credit impaired						922	167	173	174
Total allowance for loan losses	15,605	16,361	16,361	14,151	14,151	17,542	15,605	15,119	16,361
Loans receivable:
Collectively evaluated for impairment						1,788,141	1,777,900	1,384,412	1,336,485
Individually evaluated for impairment						9,292	7,101	12,625	15,432
Purchased credit impaired						13,409	14,154	7,238	7,498
Total loans held for investment						1,810,842	1,799,155	1,404,275	1,359,415
Commercial & Industrial [Member]
Allowance for loan losses:
Beginning balance	8,145	10,196	10,196	9,109
Charge-offs	(77)	(1,239)	(2,927)	(916)
Recoveries	597	50	118	1,044
Provision	(25)	471	758	959
Ending balance	8,640	9,478	8,145	10,196	9,109
Collectively evaluated for impairment						7,625	7,772	7,752	7,272
Individually evaluated for impairment						261	373	1,726	2,924
Purchased credit impaired						754
Total allowance for loan losses	8,145	10,196	10,196	9,109	9,109	8,640	8,145	9,478	10,196
Loans receivable:
Collectively evaluated for impairment						738,682	784,052	668,579	672,831
Individually evaluated for impairment						3,643	1,926	6,396	7,564
Purchased credit impaired						2,055	2,432	837	895
Total loans held for investment						744,380	788,410	675,812	681,290
Owner occupied commercial real estate [Member]
Allowance for loan losses:
Beginning balance	974	874	874	763
Recoveries			14	222
Provision	334	(82)	86	(111)
Ending balance	1,308	792	974	874	763
Collectively evaluated for impairment						1,305	971	789	872
Purchased credit impaired						3	3	3	2
Total allowance for loan losses	974	874	874	763	763	1,308	974	792	874
Loans receivable:
Collectively evaluated for impairment						164,512	162,171	150,906	155,306
Individually evaluated for impairment						1,029	173
Purchased credit impaired						1,063	1,248	1,609	1,655
Total loans held for investment						166,604	163,592	152,515	156,961
Commerical real estate [Member]
Allowance for loan losses:
Beginning balance	2,942	2,216	2,216	2,380
Charge-offs				(333)
Recoveries	1	1	1	21
Provision	923	499	725	148
Ending balance	3,866	2,716	2,942	2,216	2,380
Collectively evaluated for impairment						3,712	2,789	2,537	2,021
Individually evaluated for impairment								29	45
Purchased credit impaired						154	153	150	150
Total allowance for loan losses	2,942	2,216	2,216	2,380	2,380	3,866	2,942	2,716	2,216
Loans receivable:
Collectively evaluated for impairment						359,379	329,239	302,715	258,993
Individually evaluated for impairment						547	2,506	3,132	3,342
Purchased credit impaired						7,145	7,261	4,532	4,676
Total loans held for investment						367,071	339,006	310,379	267,011
Construction, land & land development [Member]
Allowance for loan losses:
Beginning balance	2,633	1,103	1,103	1,352
Provision	(164)	(24)	1,530	(249)
Ending balance	2,469	1,079	2,633	1,103	1,352
Collectively evaluated for impairment						2,458	2,622	1,060	1,082
Purchased credit impaired						11	11	19	21
Total allowance for loan losses	2,633	1,103	1,103	1,352	1,352	2,469	2,633	1,079	1,103
Loans receivable:
Collectively evaluated for impairment						270,638	239,625	150,501	138,220
Individually evaluated for impairment						2,430	969	1,738	1,751
Purchased credit impaired						57	72	88	96
Total loans held for investment						273,125	240,666	152,327	140,067
Residential mortgage [Member]
Allowance for loan losses:
Beginning balance	645	654	654	492
Charge-offs				(186)
Recoveries	12	3	20	27
Provision	398	66	(29)	321
Ending balance	1,055	723	645	654	492
Collectively evaluated for impairment						883	645	589	566
Individually evaluated for impairment						172		134	88
Total allowance for loan losses	645	654	654	492	492	1,055	645	723	654
Loans receivable:
Collectively evaluated for impairment						245,011	252,648	105,919	104,858
Individually evaluated for impairment						1,491	1,277	1,317	1,328
Purchased credit impaired						3,089	3,141	172	176
Total loans held for investment						249,591	257,066	107,408	106,362
Consumer and other [Member]
Allowance for loan losses:
Beginning balance	266	1,318	1,318	55
Charge-offs	(105)	(1,281)	(1,297)	(54)
Recoveries	4	1	622	12
Provision	39	293	(377)	1,305
Ending balance	204	331	266	1,318	55
Collectively evaluated for impairment						204	171	330	39
Individually evaluated for impairment							95		1,278
Purchased credit impaired								1	1
Total allowance for loan losses	$ 266	$ 1,318	$ 1,318	$ 55	$ 55	204	266	331	1,318
Loans receivable:
Collectively evaluated for impairment						9,919	10,165	5,792	6,277
Individually evaluated for impairment						152	250	42	1,447
Total loans held for investment						$ 10,071	$ 10,415	$ 5,834	$ 7,724